Cover	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	North Haven Net REIT
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56611
Entity Tax Identification Number	92-2570735
Entity Address, Address Line One	1585 Broadway
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-2340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001999784